Financial risk management objectives and policies - Interest rate risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Increase in Libor	15	15	15
Effect on loss (Increase in Libor)	$ (55)	$ (52)	$ (57)
Decrease in Libor/SOFR	(20)	(20)	(20)
Effect on loss (Decrease in Libor)	$ 73	$ 69	$ 75